Net Other Operating Income and Expenses - Summary of Other Operating Income and Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Gains on financial instruments at fair value through other comprehensive income:
Gains on redemption of financial instruments at fair value through other comprehensive income	₩ 24		₩ 2	₩ 351
Gains on disposal of financial instruments at fair value through other comprehensive income	24,735		126,710	304,217
Sub-total	24,759		126,712	304,568
Gains on financial assets at amortized cost:
Gains on sale of loans measured at amortized cost	83,552		136,620	180,038
Gains on redemption of securities measured at amortized cost	0		126	0
Gains on disposal of securities measured at amortized cost	110		41	229
Sub-total	83,662		136,787	180,267
Gains on loans measured at fair value through other comprehensive income:
Gains on sale of loans measured at fair value through other comprehensive income	0		226	0
Sub-total	0		226	0
Gains on hedge accounting	858,305		386,398	0
Gain on foreign exchange transactions	11,514,706		3,878,089	3,634,987
Dividend income	36,675		33,805	45,125
Others	498,412		367,177	591,798
Other Operating Income	13,016,519		4,929,194	4,756,745
Losses on financial instruments at fair value through other comprehensive income:
Losses on redemption of financial instruments at fair value through other comprehensive income	3,049		2,172	320
Losses on disposal of financial instruments at fair value through other comprehensive income	258,505		222,512	19,159
Sub-total	261,554		224,684	19,479
Losses on financial assets at amortized cost:
Losses on sale of loans measured at amortized cost	78,089		14,669	16,061
Losses on redemption of securities measured at amortized cost	0		6	0
Losses on disposal of securities measured at amortized cost	0		2	6,513
Sub-total	78,089		14,677	22,574
Losses on hedge accounting	877,512		473,091	0
Losses on foreign exchange transactions	11,173,168		3,570,783	3,530,618
Deposit insurance fee	598,548		550,677	507,621
Credit guarantee fund fee	283,912		263,297	242,216
Depreciation expenses of operating lease assets	682,783		602,908	423,684
Others	1,426,744		1,152,644	1,510,483
Total other operating expenses	15,382,310		6,852,761	6,256,675
Net other operating expenses	₩ (2,365,791)	$ (1,877,344)	₩ (1,923,567)	₩ (1,499,930)